Capitalized software (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013
Capitalized Software
Cost	$ 1,676	$ 1,248
Less: accumulated amortization	(881)	(692)
Capitalized Software, net	795	556		946
Software amortization expense	$ 264	$ 238	$ 211